Offerings	Jan. 26, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one right to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination(1)(2)
Maximum Aggregate Offering Price	$ 172,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 2,250,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the Units(3)(4)
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination included as part of the Units(4)
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of the Units(1)(3)
Maximum Aggregate Offering Price	$ 17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.